Risks Arising from Financial Instruments - Summary of Effective Interest Rates at Balance Sheet (Detail) - USD ($) $ in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Disclosure of offsetting financial assets and liabilities [line items]
Hedging	$ (6,453)	$ (5,492)
Before hedging [Member] | Floating interest rate [member]
Disclosure of offsetting financial assets and liabilities [line items]
Hedging	1,885	1,730
Before hedging [Member] | Fixed interest rate [member]
Disclosure of offsetting financial assets and liabilities [line items]
Hedging	$ 79,015	$ 78,261
Before hedging [Member] | Canadian Dollar [member] | Fixed interest rate [member]
Disclosure of offsetting financial assets and liabilities [line items]
Hedging	4.51%	4.50%
Hedging	$ 623	$ 613
Before hedging [Member] | Chinese Yuan [member] | Fixed interest rate [member]
Disclosure of offsetting financial assets and liabilities [line items]
Hedging	2.57%	2.44%
Hedging	$ 48	$ 50
Before hedging [Member] | Euro [member] | Floating interest rate [member]
Disclosure of offsetting financial assets and liabilities [line items]
Hedging	3.48%	1.68%
Hedging	$ 1,068	$ 1,048
Before hedging [Member] | Euro [member] | Fixed interest rate [member]
Disclosure of offsetting financial assets and liabilities [line items]
Hedging	2.27%	2.27%
Hedging	$ 20,815	$ 20,391
Before hedging [Member] | Pound Sterling [member] | Fixed interest rate [member]
Disclosure of offsetting financial assets and liabilities [line items]
Hedging	5.13%	5.13%
Hedging	$ 2,322	$ 2,208
Before hedging [Member] | South Korean Won [member] | Floating interest rate [member]
Disclosure of offsetting financial assets and liabilities [line items]
Hedging		$ 1
Before hedging [Member] | South Korean Won [member] | Fixed interest rate [member]
Disclosure of offsetting financial assets and liabilities [line items]
Hedging	5.38%	2.96%
Hedging	$ 53	$ 46
Before hedging [Member] | US Dollar [member] | Floating interest rate [member]
Disclosure of offsetting financial assets and liabilities [line items]
Hedging	5.67%	5.05%
Hedging	$ 518	$ 430
Before hedging [Member] | US Dollar [member] | Fixed interest rate [member]
Disclosure of offsetting financial assets and liabilities [line items]
Hedging	4.99%	4.99%
Hedging	$ 53,511	$ 53,478
Before hedging [Member] | Brazilian Real [member] | Floating interest rate [member]
Disclosure of offsetting financial assets and liabilities [line items]
Hedging	9.58%
Hedging	$ 26
Before hedging [Member] | Other currency [member] | Floating interest rate [member]
Disclosure of offsetting financial assets and liabilities [line items]
Hedging	13.64%	13.39%
Hedging	$ 273	$ 252
Before hedging [Member] | Other currency [member] | Fixed interest rate [member]
Disclosure of offsetting financial assets and liabilities [line items]
Hedging	9.29%	10.53%
Hedging	$ 1,643	$ 1,476
After hedging [Member] | Floating interest rate [member]
Disclosure of offsetting financial assets and liabilities [line items]
Hedging	3,520	4,557
After hedging [Member] | Fixed interest rate [member]
Disclosure of offsetting financial assets and liabilities [line items]
Hedging	$ 77,380	$ 75,434
After hedging [Member] | Canadian Dollar [member] | Floating interest rate [member]
Disclosure of offsetting financial assets and liabilities [line items]
Hedging	4.73%	4.34%
Hedging	$ 954	$ 1,455
After hedging [Member] | Canadian Dollar [member] | Fixed interest rate [member]
Disclosure of offsetting financial assets and liabilities [line items]
Hedging	4.37%	4.37%
Hedging	$ 3,736	$ 3,741
After hedging [Member] | Chinese Yuan [member] | Fixed interest rate [member]
Disclosure of offsetting financial assets and liabilities [line items]
Hedging	2.54%	2.50%
Hedging	$ 1,428	$ 1,230
After hedging [Member] | Euro [member] | Floating interest rate [member]
Disclosure of offsetting financial assets and liabilities [line items]
Hedging	3.48%	1.68%
Hedging	$ 1,068	$ 1,048
After hedging [Member] | Euro [member] | Fixed interest rate [member]
Disclosure of offsetting financial assets and liabilities [line items]
Hedging	2.30%	2.31%
Hedging	$ 21,699	$ 21,242
After hedging [Member] | Pound Sterling [member] | Floating interest rate [member]
Disclosure of offsetting financial assets and liabilities [line items]
Hedging		3.70%
Hedging		$ 1,078
After hedging [Member] | Pound Sterling [member] | Fixed interest rate [member]
Disclosure of offsetting financial assets and liabilities [line items]
Hedging	5.55%	5.55%
Hedging	$ 1,689	$ 1,607
After hedging [Member] | South Korean Won [member] | Floating interest rate [member]
Disclosure of offsetting financial assets and liabilities [line items]
Hedging		3.08%
Hedging		$ 311
After hedging [Member] | South Korean Won [member] | Fixed interest rate [member]
Disclosure of offsetting financial assets and liabilities [line items]
Hedging	1.26%	0.94%
Hedging	$ 2,213	$ 1,896
After hedging [Member] | US Dollar [member] | Fixed interest rate [member]
Disclosure of offsetting financial assets and liabilities [line items]
Hedging	5.23%	5.27%
Hedging	$ 45,269	$ 44,547
After hedging [Member] | Brazilian Real [member] | Floating interest rate [member]
Disclosure of offsetting financial assets and liabilities [line items]
Hedging	11.59%
Hedging	$ 826
After hedging [Member] | Other currency [member] | Floating interest rate [member]
Disclosure of offsetting financial assets and liabilities [line items]
Hedging	13.25%	11.17%
Hedging	$ 672	$ 666
After hedging [Member] | Other currency [member] | Fixed interest rate [member]
Disclosure of offsetting financial assets and liabilities [line items]
Hedging	10.43%	12.19%
Hedging	$ 1,346	$ 1,172